Loans and Allowance for Loan Losses, Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans [Abstract]
Total loans	$ 831,191	$ 848,664
Less: Allowance for loan losses	(6,483)	(7,160)	$ (6,272)
Net loans	824,708	841,504
Residential Real Estate [Member]
Loans [Abstract]
Total loans	274,425	305,478
Less: Allowance for loan losses	(980)	(1,480)	(1,250)
Commercial Real Estate [Member]
Loans [Abstract]
Total loans	281,797	253,449
Less: Allowance for loan losses	(2,548)	(2,431)	(1,928)
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total loans	71,979	51,863
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans [Abstract]
Total loans	176,100	164,523
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total loans	33,718	37,063
Commercial and Industrial [Member]
Loans [Abstract]
Total loans	141,525	157,692
Less: Allowance for loan losses	(1,571)	(1,776)	(1,447)
Commercial and Industrial [Member] | PPP [Member]
Loans [Abstract]
Total loans	446	27,933
Consumer [Member]
Loans [Abstract]
Total loans	133,444	132,045
Less: Allowance for loan losses	(1,384)	(1,473)	$ (1,647)
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total loans	48,206	55,241
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total loans	22,375	19,993
Consumer [Member] | Other [Member]
Loans [Abstract]
Total loans	$ 62,863	$ 56,811